Basis of Presentation Summary of Significant Accounting Policies - Additional Information (Detail)		6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2023 shares	Dec. 31, 2023 USD ($) Segment $ / shares shares	Dec. 31, 2022 USD ($)	Sep. 01, 2023 shares
Property, Plant and Equipment [Line Items]
Cash In Transit | $			$ 5,300,000	$ 7,800,000
Depreciation | $			11,300,000	17,300,000
Impairment of long lived assets held for use | $			0	0
Impairment of goodwill | $			0	0
Federal income tax expense benefit | $			$ 0
Effective income tax rate reconciliation, tax credit, foreign, percent			80.00%
Effective income tax rate reconciliation, deduction, percent			50.00%
Number of operating segments | Segment			1
Number of reporting segments | Segment			1
Class of Warrant or Right, Outstanding			43,848,750
Increase in revenue due to change in accounting convention | $				100,000
Public Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding			31,625,000
Private Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Outstanding			12,223,750
BT Hold Co [Member]
Property, Plant and Equipment [Line Items]
Additional earnout shares issuable			15,000,000
GSRM [Member]
Property, Plant and Equipment [Line Items]
Class of warrants or rights assumed in the course of business combination			43,848,750
GSRM [Member] | Public Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of warrants or rights assumed in the course of business combination			31,625,000
GSRM [Member] | Private Warrants [Member]
Property, Plant and Equipment [Line Items]
Class of warrants or rights assumed in the course of business combination			12,223,750
Bt Assets [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued	44,100,000
Bt Assets [Member] | Founder Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Limited Liability Company (LLC) Preferred Unit, Outstanding	2,900,000	2,900,000
Bt Assets [Member] | Class 1 Earnout Units [Member]
Property, Plant and Equipment [Line Items]
Earnout Unit Outstanding		5,000,000
Bt Assets [Member] | Class 2 Earnout Units [Member]
Property, Plant and Equipment [Line Items]
Earnout Unit Outstanding		5,000,000
Bt Assets [Member] | Class 3 Earnout Units [Member]
Property, Plant and Equipment [Line Items]
Earnout Unit Outstanding		5,000,000
Bitcoin Depot Inc. [Member]
Property, Plant and Equipment [Line Items]
Common unit, issued	12,358,691	12,358,691
Common Unit, Outstanding	12,358,691	12,358,691
Limited Liability Company (LLC) Preferred Unit, Outstanding	4,300,000	4,300,000
Class of Warrant or Right, Outstanding	43,848,750	43,848,750
Class E One Common Stock [Member] | Sponsor [Member] | GSRM [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable			358,587
Period post merger during which the stock price is determined			7 years
Minimum stock price triggering earnout share issue | $ / shares			$ 12
Threshold number of trading days for determining the share price			10 days
Threshold number of consecutive trading days for determining the share price			20 days
Class E Two Common Stock [Member] | Sponsor [Member] | GSRM [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable			358,587
Period post merger during which the stock price is determined			7 years
Minimum stock price triggering earnout share issue | $ / shares			$ 14
Threshold number of trading days for determining the share price			10 days
Threshold number of consecutive trading days for determining the share price			20 days
Class E Three Common Stock [Member] | Sponsor [Member] | GSRM [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable			358,587
Period post merger during which the stock price is determined			10 years
Minimum stock price triggering earnout share issue | $ / shares			$ 16
Threshold number of trading days for determining the share price			10 days
Threshold number of consecutive trading days for determining the share price			20 days
Class A Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common stock, shares outstanding	12,358,691	12,358,691	13,482,047
Class of Warrant or Right, Outstanding					12,223,750
Class A Common Stock [Member] | Sponsor [Member] | GSRM [Member]
Property, Plant and Equipment [Line Items]
Earnout shares issuable			1,075,761
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, shares outstanding	4,300,000	4,300,000	3,125,000
Common Stock [Member] | Bitcoin Depot Inc. [Member]
Property, Plant and Equipment [Line Items]
Common Unit, Outstanding	41,200,000	41,200,000
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Advertising expenses | $			$ 5,600,000	$ 4,200,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Major Customer [Member]
Property, Plant and Equipment [Line Items]
Concentration risk percentage			10.00%	10.00%
Bitcoin Teller Machine [Member]
Property, Plant and Equipment [Line Items]
Cash | $			$ 12,200,000	$ 16,000,000
Cryptocurrency Exchanges [Member]
Property, Plant and Equipment [Line Items]
Cash | $			$ 100,000	$ 2,500,000
Intuitive Software LLC [Member]
Property, Plant and Equipment [Line Items]
Equity method investment, ownership percentage			82.14%